Property, Plant and Equipment	12 Months Ended
Mar. 31, 2019
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Property, Plant and Equipment
12	PROPERTY, PLANT AND EQUIPMENT

The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2019 and 2018.

	Assets for rent	Land	Buildings	Leased assets	Others	Total
	(In millions)
Cost	¥2,086,804	¥520,078	¥774,233	¥17,837	¥425,728	¥3,824,680
Accumulated depreciation and impairment losses	(427,888)	(5,586)	(403,426)	(10,650)	(291,075)	(1,138,625)

Net carrying amount at April 1, 2017	1,658,916	514,492	370,807	7,187	134,653	2,686,055

Additions	415,397	44	30,144	1,775	54,951	502,311
Acquisition of subsidiaries and businesses	304,233	—	—	—	24	304,257
Disposals(1)	(1,640,222)	(52,327)	(33,796)	(660)	(10,064)	(1,737,069)
Depreciation	(91,906)	—	(21,344)	(2,061)	(30,663)	(145,974)
Impairment losses	—	(2,446)	(25,203)	(136)	(31)	(27,816)
Exchange differences	(66,033)	(4)	(284)	(3)	(506)	(66,830)
Others	302	(192)	11,673	47	(16,632)	(4,802)

Net carrying amount	580,687	459,567	331,997	6,149	131,732	1,510,132

Cost	607,769	466,046	738,023	17,373	413,945	2,243,156
Accumulated depreciation and impairment losses	(27,082)	(6,479)	(406,026)	(11,224)	(282,213)	(733,024)

Net carrying amount at March 31, 2018	580,687	459,567	331,997	6,149	131,732	1,510,132

Additions	18,584	355	30,998	1,307	39,203	90,447
Acquisition of subsidiaries and businesses	—	6,998	1,710	—	5,340	14,048
Disposals	(6,009)	(2,167)	(1,458)	(216)	(2,615)	(12,465)
Depreciation	(18,597)	—	(22,173)	(1,683)	(27,183)	(69,636)
Impairment losses	—	(774)	(4,936)	—	(196)	(5,906)
Exchange differences	(9,667)	95	228	—	268	(9,076)
Others	(537)	23	2,134	19,992	(31,370)	(9,758)

Net carrying amount	564,461	464,097	338,500	25,549	115,179	1,507,786

Cost	609,763	469,095	746,687	60,158	394,308	2,280,011
Accumulated depreciation and impairment losses	(45,302)	(4,998)	(408,187)	(34,609)	(279,129)	(772,225)

Net carrying amount at March 31, 2019	¥564,461	¥464,097	¥338,500	¥25,549	¥115,179	¥1,507,786

(1)

Disposals include property, plant and equipment owned by SMFL reclassified as “Assets held for sale” during the fiscal year ended March 31, 2018. In addition, Disposals include property, plant and equipment related to KUBC and The Minato Bank, both of which had been the Company’s subsidiaries but became its equity method associates in March, 2018.

The impairment losses on property, plant and equipment are included in “Other expenses” in the consolidated income statements.

The SMBC Group had ¥62,027 million and ¥2,626 million of contractual commitments to acquire property, plant and equipment at March 31, 2019 and 2018, respectively.

The carrying amount of items of property, plant and equipment on which there was a restriction on title was ¥25,549 million and ¥6,149 million at March 31, 2019 and 2018, respectively.